Common Shares - Schedule of common shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Number of beginning balance	189,493,593
Balance	$ 36,254	$ 8,188
Amount of private placement		20,376
Amount of financing cost incurred - Cash		(28)
Amount of Exercise of stock options	4,236	919
Amount of Issued in Business Combination	$ 91,911	$ 28,000
Number of ending balance	225,432,493	189,493,593
Balance	$ 92,751	$ 36,254
Common shares
Class of Stock [Line Items]
Number of beginning balance	189,493,593	163,331,904
Balance	$ 154,431	$ 79,824
Number of private placement (in Shares)		6,553,409
Amount of private placement		$ 20,376
Amount of financing cost incurred - Cash		(28)
Amount of financing cost incurred - Stock option-based payments		$ (397)
Number of issued for TOML acquisition (in Shares)		9,005,595
Amount of issued for TOML acquisition		$ 28,000
Number of issued for services (in Shares)	4,432,606	7,997,496
Number of issued for services	$ 26,960	$ 24,866
Number of Exercise of stock options (in Shares)	6,312,756	2,605,189
Amount of Exercise of stock options	$ 14,297	$ 1,790
Conversion of restricted share units (in shares)	173,216
Conversion of restricted share units	$ 399
Number Of conversion of preferred shares to common shares (in Shares)	509,459
Amount of conversion of preferred shares to common shares	$ 550
Number Of Issued in Business Combination (in Shares)	21,384,296	9,005,595
Amount of Issued in Business Combination	$ 72,411	$ 28,000
Number Of Conversion Of Debentures (in Shares)	3,126,567
Amount of Conversion of debentures	$ 27,003
Number of ending balance	225,432,493	189,493,593
Balance	$ 296,051	$ 154,431